Premises And Equipment Details of premises and equipment (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 2,477,545	₩ 2,458,025	₩ 2,501,102	$ 2,321,059
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	2,458,025	2,471,206	2,501,102
Changes in property plant and equipment [Abstract]
Acquisition	162,245	131,121	129,046
Disposal	(6,106)	(4,462)	(14,588)
Depreciation	(132,108)	(155,919)	(146,866)
Classified to assets held for sale	(3,203)	(4,314)	(13,457)
Transfer	(2,472)	(6,059)	2,297
Foreign currencies translation adjustment	(6,626)	1,977	100
Acquisition through business combination		651
Others	7,790	23,824	13,572
Ending balance	2,477,545	2,458,025	2,471,206
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	3,797,517	3,797,517
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	3,797,517
Changes in property plant and equipment [Abstract]
Ending balance	3,873,512	3,797,517
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,339,492)	(1,339,492)
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	(1,339,492)
Changes in property plant and equipment [Abstract]
Ending balance	(1,395,967)	(1,339,492)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,488,745	1,493,628	1,514,698
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,488,745	1,493,628	1,514,698
Changes in property plant and equipment [Abstract]
Acquisition	4,755		2,628
Disposal	(1,840)	(30)	(10,780)
Classified to assets held for sale	(2,693)	(4,063)	(5,109)
Transfer	(196)	(1,415)	(7,481)
Foreign currencies translation adjustment	(1,493)	625	(328)
Ending balance	1,487,278	1,488,745	1,493,628
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,488,745	1,488,745
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,488,745
Changes in property plant and equipment [Abstract]
Ending balance	1,487,278	1,488,745
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	691,699	704,017	706,524
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	691,699	704,017	706,524
Changes in property plant and equipment [Abstract]
Acquisition	22,579	15,939	21,127
Disposal	(2,593)	(1,474)	(648)
Depreciation	(26,156)	(24,887)	(24,846)
Classified to assets held for sale	(1,059)	(251)	(8,348)
Transfer	(2,134)	(1,557)	9,778
Foreign currencies translation adjustment	(1,393)	516	(333)
Others	(97)	(604)	763
Ending balance	680,846	691,699	704,017
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	855,332	855,332
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	855,332
Changes in property plant and equipment [Abstract]
Ending balance	867,804	855,332
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(163,633)	(163,633)
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	(163,633)
Changes in property plant and equipment [Abstract]
Ending balance	(186,958)	(163,633)
Properties for business use
Disclosure of property plant and equipment [Line Items]
Net carrying value	189,902	193,291	209,588
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	189,902	193,291	209,588
Changes in property plant and equipment [Abstract]
Acquisition	59,694	74,336	69,230
Disposal	(442)	(233)	(847)
Depreciation	(74,223)	(82,445)	(85,279)
Classified to assets held for sale	549
Transfer	5,411
Foreign currencies translation adjustment	(2,023)	307	265
Acquisition through business combination		209
Others	1,204	4,437	334
Ending balance	180,072	189,902	193,291
Properties for business use | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,010,141	1,010,141
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,010,141
Changes in property plant and equipment [Abstract]
Ending balance	1,024,186	1,010,141
Properties for business use | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(820,239)	(820,239)
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	(820,239)
Changes in property plant and equipment [Abstract]
Ending balance	(844,114)	(820,239)
Structures in leased office
Disclosure of property plant and equipment [Line Items]
Net carrying value	68,958	79,744	70,185
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	68,958	79,744	70,185
Changes in property plant and equipment [Abstract]
Acquisition	23,420	19,615	35,304
Disposal	(1,231)	(2,623)	(2,000)
Depreciation	(31,728)	(48,587)	(36,740)
Foreign currencies translation adjustment	(1,315)	376	515
Acquisition through business combination		442
Others	6,683	19,991	12,480
Ending balance	64,787	68,958	79,744
Structures in leased office | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	424,562	424,562
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	424,562
Changes in property plant and equipment [Abstract]
Ending balance	429,665	424,562
Structures in leased office | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(355,604)	(355,604)
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	(355,604)
Changes in property plant and equipment [Abstract]
Ending balance	(364,878)	(355,604)
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	18,717	522	102
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	18,717	522	102
Changes in property plant and equipment [Abstract]
Acquisition	51,797	21,231	757
Disposal		(102)	(313)
Transfer	(5,553)	(3,087)
Foreign currencies translation adjustment	(402)	153	(19)
Others			(5)
Ending balance	64,559	18,717	522
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	18,717	18,717
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	18,717
Changes in property plant and equipment [Abstract]
Ending balance	64,559	18,717
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	4	4	5
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	4	4	5
Changes in property plant and equipment [Abstract]
Depreciation	(1)		(1)
Ending balance	3	4	₩ 4
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	20	20
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	20
Changes in property plant and equipment [Abstract]
Ending balance	20	20
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(16)	(16)
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	(16)
Changes in property plant and equipment [Abstract]
Ending balance	₩ (17)	₩ (16)